UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Onslow Bay Funding LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001658638

OBX 2025-NQM7 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Michael Fania, (212) 696-0100

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02 Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03 Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.01	AMC Diligence, LLC (“AMC”) Narrative
99.02	AMC Rating Agency Grades Report
99.03	AMC Exception Grades Report
99.04	AMC Valuation Summary Report
99.05	AMC Supplemental Data Report
99.06	AMC Business Purpose Report
99.07	AMC Data Compare Report
99.08	AMC Multi-Property Report
99.09	AMC Multi-Property Valuation Report
99.10	AMC Multi-Property Units Report

99.11	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative
99.12	Canopy Supplemental Data Report
99.13	Canopy Business Purpose Report
99.14	Canopy Rating Agency Grades Detail Report
99.15	Canopy Rating Agency Grades Summary Report
99.16	Canopy Valuation Report
99.17	Canopy ATR or QM Report
99.18	Canopy Data Compare Report

99.19	Clarifii LLC (“Clarifii”) Narrative
99.20	Clarifii Supplemental Data Report
99.21	Clarifii Business Purpose Report
99.22	Clarifii Rating Agency Grades Detail Report
99.23	Clarifii Rating Agency Grades Summary Report
99.24	Clarifii Valuation Report
99.25	Clarifii ATR or QM Report
99.26	Clarifii Data Compare Report

99.27	Inglet Blair LLC (“Inglet Blair”) Narrative
99.28	Inglet Blair Loan Summary Report
99.29	Inglet Blair Exception Report
99.30	Inglet Blair Final Grading Summary Report
99.31	Inglet Blair QM Summary Report
99.32	Inglet Blair Supplemental Report
99.33	Inglet Blair Valuation Report

99.34	The StoneHill Group, Inc. (“Stonehill”) Narrative
99.35	Stonehill ATR or QM Report
99.36	Stonehill Data Compare Report
99.37	Stonehill RA Grades Detail Report
99.38	Stonehill RA Grades Summary Report
99.39	Stonehill Supplemental Data Report
99.40	Stonehill Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONSLOW BAY FUNDING LLC

Date: April 17, 2025	/s/ Michael Fania
Name: Michael Fania
Title: Authorized Signatory